SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
SEGMENT INFORMATION
25.	SEGMENT INFORMATION

The Group is principally engaged in the gaming and hospitality business in Asia and its principal operating and developmental activities occur in two geographic areas: Macau and the Philippines. The chief operating decision maker monitors its operations and evaluates earnings by reviewing the assets and operations of Mocha Clubs, Altira Macau and City of Dreams and the development activities of Studio City and City of Dreams Manila which commenced operations on December 14, 2014. As of December 31, 2012, Mocha Clubs, Altira Macau, City of Dreams and Studio City were the primary businesses of the Group. Upon closing of the various agreements entered between MCP Group and the Philippine Parties for development and operation of City of Dreams Manila and the completion of the placing and subscription transaction of MCP during the year ended December 31, 2013, City of Dreams Manila has become one of the operating segments of the Group as of June 30, 2013. Taipa Square Casino is included within Corporate and Others.

The Group’s segment information for total assets and capital expenditures is as follows:

Total Assets

	December 31,
	2014	2013	2012
Macau:
Mocha Clubs	$173,150	$159,927	$176,830
Altira Macau	501,105	573,814	617,847
City of Dreams	3,133,680	3,148,657	3,147,322
Studio City	3,902,717	2,504,332	1,823,160

Sub-total	7,710,652	6,386,730	5,765,159

The Philippines:
City of Dreams Manila	1,064,459	631,377	30,193

Corporate and Others	1,485,669	1,686,179	2,093,191

Total consolidated assets	$10,260,780	$8,704,286	$7,888,543

Capital Expenditures

	Year Ended December 31,
	2014	2013	2012
Macau:
Mocha Clubs	$13,116	$6,515	$5,951
Altira Macau	21,984	5,464	7,105
City of Dreams	264,922	97,654	99,416
Studio City	907,455	440,826	115,385

Sub-total	1,207,477	550,459	227,857

The Philippines:
City of Dreams Manila	405,196	359,854	817

Corporate and Others	24,632	2,042	55,324

Total capital expenditures	$1,637,305	$912,355	$283,998

The Group’s segment information on its results of operations is as follows:

	Year Ended December 31,
	2014	2013	2012
NET REVENUES
Macau:
Mocha Clubs	$147,373	$148,683	$143,260
Altira Macau	744,850	1,033,801	966,770
City of Dreams	3,848,623	3,857,049	2,920,912
Studio City	1,767	1,093	160

Sub-total	4,742,613	5,040,626	4,031,102

The Philippines:
City of Dreams Manila	7,564	—	—

Corporate and Others	52,132	46,552	46,911

Total net revenues	$4,802,309	$5,087,178	$4,078,013

ADJUSTED PROPERTY EBITDA(1)
Macau:
Mocha Clubs	$36,337	$40,222	$36,065
Altira Macau	84,795	147,340	154,697
City of Dreams	1,165,632	1,193,211	805,719
Studio City	(1,296)	(1,059)	(670)

Sub-total	1,285,468	1,379,714	995,811

The Philippines:
City of Dreams Manila	6	(603)	(476)

Total adjusted property EBITDA	1,285,474	1,379,111	995,335

OPERATING COSTS AND EXPENSES
Payments to the Philippine Parties	(870)	—	—
Pre-opening costs	(90,556)	(13,969)	(5,785)
Development costs	(10,734)	(26,297)	(11,099)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(64,471)	(64,271)	(59,911)
Depreciation and amortization	(246,686)	(261,298)	(261,449)
Land rent to Belle	(3,562)	(3,045)	—
Share-based compensation	(20,401)	(14,987)	(8,973)
Property charges and others	(8,698)	(6,884)	(8,654)
Gain on disposal of assets held for sale	22,072	—	—
Corporate and Others expenses	(118,971)	(91,299)	(75,135)

Total operating costs and expenses	(600,114)	(539,287)	(488,243)

OPERATING INCOME	$685,360	$839,824	$507,092

	Year Ended December 31,
	2014	2013	2012
NON-OPERATING INCOME (EXPENSES)
Interest income	$20,025	$7,660	$10,958
Interest expenses, net of capitalized interest	(124,090)	(152,660)	(109,611)
Change in fair value of interest rate swap agreements	—	—	363
Amortization of deferred financing costs	(28,055)	(18,159)	(13,272)
Loan commitment and other finance fees	(18,976)	(25,643)	(1,324)
Foreign exchange (loss) gain, net	(6,155)	(10,756)	4,685
Other income, net	2,313	1,661	115
Loss on extinguishment of debt	—	(50,935)	—
Costs associated with debt modification	—	(10,538)	(3,277)

Total non-operating expenses, net	(154,938)	(259,370)	(111,363)

INCOME BEFORE INCOME TAX	530,422	580,454	395,729
INCOME TAX (EXPENSE) CREDIT	(3,036)	(2,441)	2,943

NET INCOME	527,386	578,013	398,672
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	80,894	59,450	18,531

NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$608,280	$637,463	$417,203

Note

(1)	“Adjusted property EBITDA” is earnings before interest, taxes, depreciation, amortization, pre-opening costs, development costs, property charges and others, share-based compensation, payments to the Philippine Parties, land rent to Belle, gain on disposal of assets held for sale, Corporate and Others expenses, and other non-operating income and expenses. The chief operating decision maker uses Adjusted property EBITDA to measure the operating performance of Mocha Clubs, Altira Macau, City of Dreams, Studio City and City of Dreams Manila and to compare the operating performance of its properties with those of its competitors.

The Group’s geographic information for long-lived assets is as follows:

Long-lived Assets

	December 31,
	2014	2013	2012
Macau	$5,366,692	$4,503,982	$4,301,461
The Philippines	728,999	334,827	817
Hong Kong and other foreign countries	1,817	1,289	203

Total long-lived assets	$6,097,508	$4,840,098	$4,302,481